Asset Sale (Details Narrative) - Titan Pharmaceuticals Inc [Member]	1 Months Ended
Aug. 31, 2023 USD ($)
Asset purchase price	$ 2,000,000.0
Asset transfered	500,000
Cash note	500,000
Escrow deposit	1,000,000
Payment for extension	$ 5,000